Exhibit 99.1

Huntington Auto Trust 2012-1

	Collection Period Beginning Date			7/1/2015
	Collection Period Ending Date			7/31/2015
	Collection Period			41
	Payment Date			8/17/2015

	1. DEAL SUMMARY

		Ratio	(A) Beginning Period Balance		(B) Principal Distribution Amount	(C) Ending Period Balance
(1)	Class A-1 Notes	0.0%		$0.00	$0.00	$0.00
(2)	Class A-2 Notes	0.0%		$0.00	$0.00	$0.00
(3)	Class A-3 Notes	0.0%		$0.00	$0.00	$0.00
(4)	Class A-4 Notes	59.9%		$111,520,620.30	$14,893,694.25	$96,626,926.05
(5)	Class B Notes	10.5%		$19,500,000.00	$0.00	$19,500,000.00
(6)	Class C Notes	17.1%		$31,850,000.00	$0.00	$31,850,000.00
(7)	Class D Notes	12.6%		$23,400,000.00	$0.00	$23,400,000.00

(8)	Total Note Balance	100.0%		$186,270,620.30	$14,893,694.25	$171,376,926.05

(9)	Overcollateralization			$8,450,000.00	$0.00	$8,450,000.00
(10)	Reserve Account Balance			$3,250,000.00	$0.00	$3,250,000.00

(11)	Net Pool Balance			$194,720,620.30	$14,893,694.25	$179,826,926.05

			Coupon Rate		Beginning Period Balance	Interest Distribution Amount
(12)	Class A-1 Notes			0.34160%	$0.00	$0.00
(13)	Class A-2 Notes			0.54000%	$0.00	$0.00
(14)	Class A-3 Notes			0.81000%	$0.00	$0.00
(15)	Class A-4 Notes			1.18000%	$111,520,620.30	$109,661.94
(16)	Class B Notes			1.71000%	$19,500,000.00	$27,787.50
(17)	Class C Notes			2.10000%	$31,850,000.00	$55,737.50
(18)	Class D Notes			2.85000%	$23,400,000.00	$55,575.00

(19)					$186,270,620.30	$248,761.94

	2. AVAILABLE FUNDS

(20)	Interest Collections			$784,297.64
(21)	Principal Collections			$9,642,404.56
(22)	Repurchased Loans			$139,718.11
(23)	Accounts Paid in Full			$4,982,509.45
(24)	Liquidation Proceeds			$53,494.93
(25)	Recoveries			$76,619.22
(26)	Investment Earnings			$211.79
(27)	Reimburse Prior Period Servicer Advances		-$	130,641.35
(28)	Current Period Servicer Advances			$36,759.70

(29)	Total Collections			$15,585,374.05

(30)	Reserve Account Draw Amount			$0.00

(31)	Net Cap Receipt (Class A-2B)			$0.00
(32)	Net Cap Receipt (Class A-3B)			$0.00

(33)	Total Net Cap Receipt			$0.00

(34)	Total Available Funds			$15,585,374.05

	3. DISTRIBUTION OF AVAILABLE FUNDS

			Amount Due		Amount Paid	Shortfall
(35)	Servicing Fees	1.00%		$162,267.18	$162,267.18	$0.00
(36)	Class A-1 Notes Interest			$0.00	$0.00	$0.00
(37)	Class A-2 Notes Interest			$0.00	$0.00	$0.00
(38)	Class A-3 Notes Interest			$0.00	$0.00	$0.00
(39)	Class A-4 Notes Interest			$109,661.94	$109,661.94	$0.00
(40)	First Allocation of Principal			$0.00	$0.00	$0.00
(41)	Class B Notes Interest			$27,787.50	$27,787.50	$0.00
(42)	Second Allocation of Principal			$0.00	$0.00	$0.00
(43)	Class C Notes Interest			$55,737.50	$55,737.50	$0.00
(44)	Third Allocation of Principal			$0.00	$0.00	$0.00
(45)	Class D Notes Interest			$55,575.00	$55,575.00	$0.00
(46)	Fourth Allocation of Principal			$6,443,694.25	$6,443,694.25	$0.00
(47)	Reserve Account Deposit			$0.00	$0.00	$0.00
(48)	Regular Principal Distribution Amount			$8,450,000.00	$8,450,000.00	$0.00
(49)	Accrued and upaid fees to owner/indenture trustees			$0.00	$0.00	$0.00
(50)	Remaining Funds to Certificate Holders			$280,650.68	$280,650.68	$0.00

				$15,585,374.05	$15,585,374.05

(51)	Principal Payment			$0.00
(52)	First Allocation of Principal			$0.00
(53)	Second Allocation of Principal			$0.00
(54)	Third Allocation of Principal			$0.00
(55)	Fourth Allocation of Principal			$6,443,694.25
(56)	Regular Principal Distribution Amount			$8,450,000.00

(57)	Total Principal			$14,893,694.25

	4. POOL INFORMATION

(58)	Pool Balance			$179,826,926
(59)	Number of Receivables Outstanding			26,897
(60)	Weighted Average Contract Rate			4.78%
(61)	Weighted Average Maturity			23.52

	5. OVERCOLLATERALIZATION INFORMATION

(62)	Specified Reserve Account Balance			$3,250,000.00
(63)	Initial Target Credit Enhancement O/C Amount			$11,700,000.00
(64)	Target Credit Enhancement O/C Amount			$8,450,000.00
(65)	Beginning Period O/C Amount			$8,450,000.00
(66)	Ending Period O/C Amount			$8,450,000.00

(67)	Overcollateralization Shortfall			$0.00

	6. RESERVE ACCOUNT INFORMATION

(68)	Specified Reserve Account Balance			$3,250,000.00
(69)	Beginning Reserve Account Balance			$3,250,000.00
(70)	Reserve Account Deposits			$0.00
(71)	Reserve Account Earnings			$39.41
(72)	Distribute Earnings Collection Account		-$	39.41
(73)	Reserve Account Draws			$0.00

(74)	Ending Reserve Account Balance			$3,250,000.00

	7. LOSS & DELINQUENCY REPORTING

(75)	Realized Losses for Collection Period		$75,524.16
(76)	Recoveries for Collection Period		$76,619.22

(77)	Net Loss/(Recovery) for Collection Period	-$	1,095.06
(78)

(79)	Cumulative Losses (net of recoveries) for All Collection Periods		$6,142,916.36
(80)	Cumulative Losses (net of recoveries) as a % of Initial Pool Balance		0.47253%

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(81)	Receivables 31-59 Days Delinquent		$1,967,833.00	245
(82)	As % of Ending Pool Balance		1.094%

(83)	Receivables 60-89 Days Delinquent		$438,606.27	61
(84)	As % of Ending Pool Balance		0.244%

(85)	Receivables 90 - 119 Days Delinquent		$191,812.50	28
(86)	As % of Ending Pool Balance		0.107%

(87)	Receivables 120+ Days Delinquent		$29,234.23	4
(88)	As % of Ending Pool Balance		0.016%

(89)	Total Delinquencies		$2,627,486.00	338
(90)	As % of Ending Pool Balance		1.461%

(91)	Total Repossesion		$170,845.43	26

	The Huntington National Bank, as Servicer, has delivered this information as required pursuant to Section 5.06 of the Sale and Servicing Agreement. The information is complete and accurate in all material aspects. No Event of Default, Servicer Termination Event has occurred and is continuing, except as noted in the Servicer’s Monthly Certificate, as certified by:

Name:	Kim Taylor
Title:	Senior Vice President
August 12, 2015